Effects of changes in currency exchange rate (Details 1) - CLP ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Non-current assets [abstract]
Other financial assets	$ 37,054,245	$ 31,252,095
Trade and other non-current receivables	3,941,760	3,801,244
Other non-financial assets	12,613,444	8,266,355
Accounts receivable from related parties	42,506	104,197
Investments accounted for using equity method	140,926,012	138,114,480	$ 131,106,785
Intangible assets other than goodwill	172,389,672	151,943,693	128,257,441
Goodwill	136,969,434	131,172,835
Property, plant and equipment (net)	1,356,846,302	1,222,261,454	1,082,515,880
Investment property	10,283,994	9,551,614	$ 7,705,942
Right of use assets	34,865,971	28,335,983
Deferred tax assets	27,197,207	30,571,219
Current tax assets, non-current	0	3,094
Total non-current assets	1,933,130,547	1,755,378,263
Unidades de Fomento [Member]
Non-current assets [abstract]
Other financial assets	37,054,245	31,252,095
Trade and other non-current receivables	2,112,696	1,892,587
Accounts receivable from related parties	0	61,691
Right of use assets	28,240,290	19,348,789
Total non-current assets	67,407,231	52,555,162
Chilean Pesos [Member]
Non-current assets [abstract]
Trade and other non-current receivables	139,729	278,507
Other non-financial assets	4,284,734	4,598,606
Accounts receivable from related parties	42,506	42,506
Investments accounted for using equity method	10,581,267	11,940,978
Intangible assets other than goodwill	95,849,275	83,780,136
Goodwill	77,020,101	77,023,977
Property, plant and equipment (net)	981,724,263	900,582,971
Investment property	3,329,142	3,478,999
Right of use assets	3,022,298	3,979,276
Deferred tax assets	25,155,733	29,421,681
Total non-current assets	1,201,149,048	1,115,127,637
Argentinean Pesos [Member]
Non-current assets [abstract]
Trade and other non-current receivables	1,486,753	1,485,900
Other non-financial assets	8,077,980	3,443,466
Investments accounted for using equity method	23,691,159	327,719
Intangible assets other than goodwill	60,684,089	53,325,198
Goodwill	39,951,391	34,781,464
Property, plant and equipment (net)	313,564,279	262,731,306
Investment property	6,954,852	6,072,615
Right of use assets	3,351,227	4,722,012
Deferred tax assets	507,868	87,385
Current tax assets, non-current	0	3,094
Total non-current assets	458,269,598	366,980,159
Paraguayan Guarani [Member]
Non-current assets [abstract]
Trade and other non-current receivables	0	144,250
Other non-financial assets	18,096	15,800
Intangible assets other than goodwill	4,340,168	3,873,161
Goodwill	5,244,087	5,491,823
Property, plant and equipment (net)	22,161,082	21,570,803
Total non-current assets	31,763,433	31,095,837
US Dollar [Member]
Non-current assets [abstract]
Trade and other non-current receivables	202,582	0
Other non-financial assets	211,275	208,483
Investments accounted for using equity method	813,896	0
Deferred tax assets	1,053,196	693,404
Total non-current assets	2,280,949	901,887
Uruguayan Peso [Member]
Non-current assets [abstract]
Other non-financial assets	21,359	0
Intangible assets other than goodwill	4,764,986	4,270,840
Goodwill	4,815,276	4,066,703
Property, plant and equipment (net)	13,783,515	12,260,718
Right of use assets	252,156	285,906
Deferred tax assets	476,299	368,749
Total non-current assets	24,113,591	21,252,916
Bolivianboliviano [Member]
Non-current assets [abstract]
Intangible assets other than goodwill	6,751,154	6,694,358
Goodwill	9,938,579	9,808,868
Property, plant and equipment (net)	25,613,163	25,115,656
Total non-current assets	42,302,896	41,618,882
Other currency [Member]
Non-current assets [abstract]
Investments accounted for using equity method	105,839,690	125,845,783
Deferred tax assets	4,111	0
Total non-current assets	$ 105,843,801	$ 125,845,783